Trade accounts receivables	12 Months Ended
Dec. 31, 2024
Trade and other current receivables [abstract]
Disclosure of trade and other receivables [text block]
7 TRADE ACCOUNTS RECEIVABLE
7.1 Breakdown of balances

	12/31/2024	12/31/2023
Domestic customers
Third parties	1,989,455	1,785,157
Related parties (Note 11.1) (1)	83,343	45,650

Foreign customers
Third parties	7,090,160	5,049,609
Related parties (Note 11.1)	202

(-) Expected credit losses	(30,300)	(31,962)
	9,132,860	6,848,454
(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.
The Company carries out factoring transactions for certain customer receivables where it transfers the control of all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity which can be discontinued at any time without significant impacts on the Company's operation and is therefore classified as a financial asset measured at amortized cost. The decision to assign the receivables is continuously reassessed based on market conditions and the Company's cash flow strategy, meaning that the volume of discounts may vary over time. The impact of these factoring transactions on the accounts receivable as of December 31, 2024, was R$6,821,539 (R$4,273,623 as of December 31, 2023).
7.2 Breakdown of trade accounts receivable by maturity

	12/31/2024	12/31/2023
Current	8,216,570	5,904,402
Overdue
Up to 30 days	682,142	644,644
From 31 to 60 days	134,674	57,395
From 61 to 90 days	38,187	97,639
From 91 to 120 days	17,701	40,533
From 121 to 180 days	12,402	34,708
From 181 days	31,184	69,133
	9,132,860	6,848,454
7.3 Roll-forward of expected credit losses

	12/31/2024	12/31/2023
Opening balance	(31,962)	(21,109)
(Provisions)/Reversals, net	(2,585)	(35,202)
Write-offs	5,790	24,230
Exchange rate variations	(1,543)	119
Closing balance	(30,300)	(31,962)
The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company's credit policy.
7.4 Main customers
On December 31, 2024, the Company doesn't have any customer responsible for more than 10% of the net sales of pulp operating segment or paper operating segment. On December 31, 2023 the Company had 1 (one) customer responsible for 10.27% of the net sales of pulp operating segment and no main customers in the paper operating segment.